Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2020
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

Cash and cash equivalents consists of the following:

	As of March 31,
	2019	2020	2020
	(INR)	(INR)	(US$)
	(In million)
Bank deposits	2,542	2,902	38.5
Term deposits	7,996	6,890	91.4
Total	10,538	9,792	129.9